Dividends	12 Months Ended
Dec. 31, 2020
Disclosure Of Dividends [Abstract]
Dividends
11 Dividends

	2020 US$m		2019 US$m		2018 US$m
Rio Tinto plc previous year final dividend paid	2,783		2,245		2,446
Rio Tinto plc previous year special dividend paid	—		3,032		—
Rio Tinto plc interim dividend paid	1,937		1,930		1,666
Rio Tinto plc interim special dividend paid	—		780		—
Rio Tinto Limited previous year final dividend paid	857		666		731
Rio Tinto Limited previous year special dividend paid	—		900		—
Rio Tinto Limited interim dividend paid	555		556		513
Rio Tinto Limited interim special dividend paid	—		225		—
Dividends paid during the year	6,132		10,334		5,356

Dividends per share: paid during the year	386.0	c	635.0	c	307.0	c
Final dividends per share: proposed in the announcement of the results for the year	309.0	c	231.0	c	180.0	c
Special dividends per share: proposed in the announcement of the results for the year	93.0	c	—		243.0	c

	Dividends per share 2020		Dividends per share 2019		Dividends per share 2018
Rio Tinto plc previous year final (pence)	177.47	p	135.96	p	129.43	p
Rio Tinto plc previous year special (pence)	—		183.55	p	—
Rio Tinto plc interim (pence)	119.74	p	123.32	p	96.82	p
Rio Tinto plc interim special (pence)	—		49.82	p	—
Rio Tinto Limited previous year final – fully franked at 30% (Australian cents)	349.74	c	250.89	c	228.53	c
Rio Tinto Limited previous year special – fully franked at 30% (Australian cents)	—		338.70	c	—
Rio Tinto Limited interim – fully franked at 30% (Australian cents)	216.47	c	219.08	c	170.84	c
Rio Tinto Limited interim special – fully franked at 30% (Australian cents)	—		88.50	c	—

	Number of shares 2020 (millions)	Number of shares 2019 (millions)	Number of shares 2018 (millions)
Rio Tinto plc previous year final	1,246.4	1,265.0	1,334.8
Rio Tinto plc previous year special	N/A	1,265.0	N/A
Rio Tinto plc interim	1,246.5	1,256.4	1,308.4
Rio Tinto plc interim special	N/A	1,256.4	N/A
Rio Tinto Limited previous year final	371.2	371.2	412.4
Rio Tinto Limited previous year special	N/A	371.2	N/A
Rio Tinto Limited interim	371.2	371.2	412.4
Rio Tinto Limited interim special	N/A	371.2	N/A
11 Dividends continued
The dividends paid in 2020 are based on the following US cents per share amounts: 2019 final – 231.0 cents, 2020 interim – 155.0 cents (2019 dividends paid: 2018 final – 180.0 cents, 2018 final special – 243.0 cents, 2019 interim – 151.0 cents; 2019 interim special – 61.0 cents, 2018 dividends paid: 2017 final – 180.0 cents, 2018 interim – 127.0 cents).

The number of shares on which Rio Tinto plc dividends are based excludes those held as treasury shares and those held by employee share trusts which waived the right to dividends. Employee share trusts waived dividends on 258,779 Rio Tinto plc ordinary shares and 28,743 American Depository Receipts (ADRs) for the 2019 final dividend and on 171,213 Rio Tinto plc ordinary shares and 29,634 ADRs for the 2020 interim dividend (2019: on 852,283 Rio Tinto plc ordinary shares and 37,678 ADRs for the 2018 final dividend and on 564,099 Rio Tinto plc ordinary shares and 47,674 ADRs for the 2019 interim dividend; 2018: on 132,294 Rio Tinto plc ordinary shares and 22,824 ADRs for the 2017 final dividend and on 314,529 Rio Tinto plc ordinary shares and 36,321 ADRs for the 2018 interim dividend). In 2020, 2019 and 2018, no Rio Tinto Limited shares were held by Rio Tinto plc.
The number of shares on which Rio Tinto Limited dividends are based excludes those held by shareholders who have waived the rights to dividends. Employee share trusts waived dividends on 98,065 Rio Tinto Limited ordinary shares for the 2019 final dividend and on 84,377 shares for the 2020 interim dividend (2019: on 628,566 shares for the 2018 final dividend and 342,062 shares for the 2019 interim dividend; 2018: on 130,129 shares for the 2017 final dividend and 251,394 shares for the 2018 interim dividend).
In addition, the directors of Rio Tinto announced a final dividend of 309.0 cents per share and a special dividend of 93.0 cents per share on 17 February 2021. This is expected to result in payments of US$6.5 billion. The dividend will be paid on 15 April 2021 to Rio Tinto plc and Rio Tinto Limited shareholders on the register at the close of business on 5 March 2021.
The proposed Rio Tinto Limited dividends will be franked out of existing franking credits or out of franking credits arising from the payment of income tax during 2021.
The approximate amount of the Rio Tinto Limited consolidated tax group’s retained profits and reserves that could be distributed as dividends and franked out of available credits that arose from net payments of income tax in respect of periods up to 31 December 2020 (after deducting franking credits expected to be utilised on the 2020 final and special dividends declared) is US$11,014 million (2019: US$8,599 million; 2018: US$6,178 million).